ACCOUNTS RECEIVABLE, NET	9 Months Ended
Sep. 30, 2021
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET
4.	ACCOUNTS RECEIVABLE, NET
Components of accounts receivable, net are as follows:

	September 30,	December 31,
	2021	2020
Hotel	$28	$106
Other	998	1,027

Sub-total	1,026	1,133
Less: allowances for credit losses	(972)	(976)

	$54	$157

The Company’s allowances for credit losses as of September 30, 2021 and December 31, 2020 were primarily related to receivables for entertainment business.
Movement in the allowances for credit losses are as follows:

	Nine Months Ended
	September 30,
	2021	2020
Balance at beginning of year	$976	$965
Provision for credit losses	—	6
Effect of exchange rate	(4)	5

Balance at end of period	$972	$976